ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 20.0%
	ASSET MANAGEMENT - 2.4%
4,100	Blackstone, Inc.	$ 613,278

	CHEMICALS - 1.1%
1,100	Ecolab, Inc.	296,384

	DIVERSIFIED INDUSTRIALS - 1.0%
1,100	Illinois Tool Works, Inc.	271,975

	HEALTH CARE FACILITIES & SERVICES - 0.7%
600	UnitedHealth Group, Inc.	187,182

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
1,200	Goldman Sachs Group, Inc. (The)	849,300

	INSURANCE - 2.8%
1,500	Berkshire Hathaway, Inc., Class B(a)	728,655

	INTERNET MEDIA & SERVICES - 2.1%
400	Netflix, Inc.(a)	535,652

	RETAIL - CONSUMER STAPLES - 1.9%
500	Costco Wholesale Corporation	494,970

	SOFTWARE - 2.5%
1,300	Microsoft Corporation	646,633

	TECHNOLOGY SERVICES - 1.4%
1,000	Visa, Inc., Class A	355,050

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 20.0% (Continued)
	TOBACCO & CANNABIS - 0.8%
3,600	Altria Group, Inc.			$ 211,068

	TOTAL COMMON STOCKS (Cost $4,299,484)			5,190,147

	EXCHANGE-TRADED FUNDS — 55.5%
	EQUITY - 53.5%
13,500	Invesco S&P 500 Revenue ETF			1,407,915
42,000	iShares Core Dividend ETF			2,113,440
14,000	iShares Currency Hedged MSCI EAFE ETF			531,440
20,500	iShares Morningstar Value ETF			1,709,495
11,400	iShares MSCI Eurozone ETF			677,730
14,500	SPDR S&P 1500 Value Tilt ETF			2,786,175
6,700	Technology Select Sector SPDR ETF			1,696,641
8,200	Vanguard Communication Services ETF			1,402,446
4,500	Vanguard Consumer Staples ETF			985,500
1,000	Vanguard S&P 500 ETF			568,030
				13,878,812
	FIXED INCOME - 2.0%
10,000	Janus Henderson AAA CLO ETF			507,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,957,058)			14,386,312

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 8.2%
	U.S. TREASURY NOTES — 8.2%
700,000	United States Treasury Note	4.3750	12/15/26	705,277
1,400,000	United States Treasury Note	3.8750	12/31/27	1,406,016
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,092,741)			2,111,293

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.4%
	MONEY MARKET FUNDS - 4.5%
1,175,524	First American Government Obligations Fund, Class X, 4.25%(b)			$ 1,175,524

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 11.9%
3,100,000	United States Treasury Bill	4.2700	09/04/25	3,076,226

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,251,764)			4,251,750

	TOTAL INVESTMENTS - 100.1% (Cost $23,601,047)			$ 25,939,502
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(21,895)
	NET ASSETS - 100.0%			$ 25,917,607

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.